SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	26,511,043	33,468,010	29,312,598
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share			150,000
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	14,731,267	16,652,333	16,852,097
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	11,779,776	16,815,677	12,310,501